Available-for-sale equity securities (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Schedule of Available-for-sale Securities
Total listed equity securities, at market	$ 19,748	¥ 122,416	¥ 144,247
Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Total listed equity securities, at market	678	4,205	4,630
Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Total listed equity securities, at market	$ 19,070	¥ 118,211	¥ 139,617